Segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net revenue	R$ 3,697,255	R$ 3,304,329	R$ 2,875,913
Gross profit	2,383,360	2,088,726	1,766,100
Allowance for expected credit losses	57,090	60,894	74,552
Operating income	1,213,110	1,012,113	767,061
Finance income	194,943	111,283	110,642
Income before income taxes	860,945	676,391	429,582
Net income	768,443	648,920	405,416
Operating segments [member]
IfrsStatementLineItems [Line Items]
External customer	3,697,255	3,304,329	2,875,913
Inter-segment
Net revenue	3,697,255	3,304,329	2,875,913
Cost of services	(1,313,895)	(1,215,603)	(1,109,813)
Gross profit	2,383,360	2,088,726	1,766,100
Selling, general and administrative expenses	(1,113,065)	(1,008,427)	(940,132)
Allowance for expected credit losses	(57,090)	(60,894)	(74,552)
Other income	18,762	13,299	53,206
Other expenses, net	(18,857)	(20,591)	(37,561)
Operating income	1,213,110	1,012,113	767,061
Finance income	194,943	111,283	110,642
Finance expenses	(561,024)	(458,742)	(457,616)
Share of income of associate	13,916	11,737	9,495
Income before income taxes	860,945	676,391	429,582
Income taxes expenses	(92,502)	(27,471)	(24,166)
Net income	768,443	648,920	405,416
Operating segments [member] | Undergraduate [Member]
IfrsStatementLineItems [Line Items]
External customer	3,255,426	2,895,692	2,511,018
Inter-segment
Net revenue	3,255,426	2,895,692	2,511,018
Cost of services	(1,176,785)	(1,086,081)	(997,973)
Gross profit	2,078,641	1,809,611	1,513,045
Operating segments [member] | Continuing Education [member]
IfrsStatementLineItems [Line Items]
External customer	275,705	251,636	227,181
Inter-segment	8,766	3,802	8,649
Net revenue	284,471	255,438	235,830
Cost of services	(96,346)	(96,180)	(91,915)
Gross profit	188,125	159,258	143,915
Operating segments [member] | Medical Practice Solutions [Member]
IfrsStatementLineItems [Line Items]
External customer	166,124	157,001	137,714
Inter-segment	5,199	4,786	2,568
Net revenue	171,323	161,787	140,282
Cost of services	(54,729)	(41,930)	(31,142)
Gross profit	116,594	119,857	109,140
Operating segments [member] | Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
External customer	3,697,255	3,304,329	2,875,913
Inter-segment	13,965	8,588	11,217
Net revenue	3,711,220	3,312,917	2,887,130
Cost of services	(1,327,860)	(1,224,191)	(1,121,030)
Gross profit	2,383,360	2,088,726	1,766,100
Operating segments [member] | Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
External customer
Inter-segment	(13,965)	(8,588)	(11,217)
Net revenue	(13,965)	(8,588)	(11,217)
Cost of services	13,965	8,588	11,217
Gross profit